Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 485	¥ 235
Not later than one year
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	462	233
Later than one year and not later than five years
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 23	¥ 2